Non-current receivables - Schedule of non-current receivables by contractual maturity date (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 34,825	$ 55,639
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	1,591	2,294
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	16,101	20,368
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	9,157
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	3,663	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 13,470	$ 23,820